Item 1. Schedule of Investments:

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Putnam Diversified Income Trust
The fund's portfolio
June 30, 2005 (Unaudited)
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CORPORATE BONDS AND NOTES (26.4%)(a)
		Principal amount	Value

Basic Materials (2.3%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$6,520,000	$7,367,571
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		3,133,000	3,156,498
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	1,845,000	2,412,042
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$1,715,000	1,432,025
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		5,065,000	4,406,550
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014 (STP)		2,665,000	1,878,825
Equistar Chemicals LP notes 8 3/4s, 2009		2,520,000	2,652,300
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		4,059,000	4,393,868
Georgia-Pacific Corp. bonds 7 3/4s, 2029		755,000	848,431
Georgia-Pacific Corp. bonds 7 1/4s, 2028		1,000,000	1,070,000
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		715,000	811,525
Georgia-Pacific Corp. debs. 7.7s, 2015		6,225,000	7,096,500
Georgia-Pacific Corp. sr. notes 8s, 2024		2,950,000	3,392,500
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		6,625,000	7,188,125
Hercules, Inc. company guaranty 11 1/8s, 2007		1,508,000	1,702,155
Huntsman Advanced Materials, LLC sec. FRN 10s, 2008		705,000	742,013
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		1,495,000	1,689,350
Huntsman, LLC company guaranty 11 5/8s, 2010		2,259,000	2,645,854
Huntsman, LLC company guaranty 11 1/2s, 2012		1,428,000	1,674,330
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		1,720,000	1,754,400
International Steel Group, Inc. sr. notes 6 1/2s, 2014		930,000	892,800
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		1,480,000	1,487,400
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		285,000	272,175
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	3,675,995	3,582,083
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$1,640,000	1,640,000
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	3,045,000	3,794,709
Nalco Co. sr. sub. notes 9s, 2013	EUR	505,000	661,429
Nalco Co. sr. sub. notes 8 7/8s, 2013		$9,340,000	10,017,150
Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		6,915,000	6,940,931
PQ Corp. 144A company guaranty 7 1/2s, 2013		1,690,000	1,660,425
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	2,750,000	3,338,862
Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		$1,100,000	1,091,750
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		4,955,000	5,277,075
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		862,593	853,967
Stone Container Corp. sr. notes 9 3/4s, 2011		865,000	912,575
Stone Container Corp. sr. notes 8 3/8s, 2012		60,000	60,600
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		1,080,000	1,015,200
Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)		1,000	815
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		50,000	36,750
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		1,049,000	1,073,914
United States Steel Corp. sr. notes 9 3/4s, 2010		1,682,000	1,816,560
United States Steel, LLC sr. notes 10 3/4s, 2008		682,000	757,020
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON)(DEF)		1,065,000	1,049,025

			106,548,077

Capital Goods (1.9%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		5,158,000	5,428,795
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		439,000	458,755
BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008		3,851,000	3,851,000
Blount, Inc. sr. sub. notes 8 7/8s, 2012		4,190,000	4,483,300
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		440,000	374,000
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		2,115,000	2,096,494
Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)	EUR	585,000	801,971
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		$9,740,000	11,444,500
Decrane Aircraft Holdings Co. company guaranty zero %, 2008		8,500,000	3,230,000
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		376,000	359,080
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		9,135,000	8,860,950
Legrand SA debs. 8 1/2s, 2025 (France)		7,999,000	9,678,790
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		256,000	289,280
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	1,120,000	1,495,403
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$1,510,000	1,577,950
Mueller Group, Inc. sr. sub. notes 10s, 2012		1,885,000	1,979,250
Owens-Brockway Glass company guaranty 8 7/8s, 2009		910,000	971,425
Owens-Brockway Glass company guaranty 7 3/4s, 2011		2,830,000	3,006,875
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		6,145,000	6,774,863
Owens-Illinois, Inc. debs. 7.8s, 2018		485,000	509,250
Sequa Corp. sr. notes 9s, 2009		6,191,000	6,810,100
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		2,710,000	2,330,600
Terex Corp. company guaranty 9 1/4s, 2011		1,310,000	1,421,350
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		4,590,000	5,003,100
Titan Corp. (The) company guaranty 8s, 2011		2,380,000	2,552,550

			85,789,631

Communication Services (1.7%)

Alamosa Delaware, Inc. company guaranty 11s, 2010		1,799,000	2,023,875
Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)		1,719,000	1,895,198
American Cellular Corp. company guaranty 9 1/2s, 2009		1,350,000	1,373,625
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		3,367,254	101,018
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		1,105,000	994,500
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		680,000	697,000
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		2,845,000	2,695,638
Cincinnati Bell, Inc. 144A sr. notes 7s, 2015		3,995,000	3,905,113
Citizens Communications Co. sr. notes 6 1/4s, 2013		8,034,000	7,772,895
Globix Corp. company guaranty 11s, 2008 (PIK)		780,744	731,948
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		3,600,000	3,798,000
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		6,035,000	4,737,475
iPCS, Inc. sr. notes 11 1/2s, 2012		2,160,000	2,408,400
IWO Escrow Co. 144A sec. FRN 6.891s, 2012		680,000	674,900
Nextel Communications, Inc. sr. notes 5.95s, 2014		14,536,000	15,099,270
Qwest Communications International, Inc. company guaranty 8s, 2014		3,595,000	3,401,769
Qwest Corp. notes 8 7/8s, 2012		10,496,000	11,414,400
Qwest Services Corp. sec. notes 14s, 2014		2,730,000	3,310,125
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,265,000	1,527,488
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		5,671,000	5,274,030
SBA Communications Corp. sr. notes 8 1/2s, 2012		1,900,000	2,047,250
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		1,879,000	1,728,680

			77,612,597

Consumer Cyclicals (5.7%)

ArvinMeritor, Inc. notes 8 3/4s, 2012		5,145,000	5,363,663
Autonation, Inc. company guaranty 9s, 2008		5,230,000	5,713,775
Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012		1,055,000	1,131,488
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		3,415,000	3,696,738
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		1,175,000	1,255,781
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,325,000	1,358,125
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		5,224,443	5,459,543
Coinmach Corp. sr. notes 9s, 2010		4,969,000	5,118,070
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		3,650,000	4,078,875
Dana Corp. notes 10 1/8s, 2010		1,015,000	1,057,896
Dana Corp. notes 9s, 2011		4,105,000	4,597,600
Dana Corp. notes 7s, 2029		530,000	463,011
Dana Corp. notes 6 1/2s, 2009		1,865,000	1,830,255
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		3,200,000	3,488,000
Dex Media, Inc. notes 8s, 2013		4,025,000	4,276,563
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		4,593,000	4,133,700
FelCor Lodging LP company guaranty 9s, 2008 (R)		3,792,000	4,142,760
General Motors Acceptance Corp. FRN 4.1s, 2007		2,320,000	2,238,737
General Motors Acceptance Corp. FRN Ser. MTN, 4.13s, 2007		4,665,000	4,524,285
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		6,060,000	5,893,350
Harrah's Operating Co., Inc. company guaranty 8s, 2011		155,000	177,730
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)		1,151,000	1,168,265
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)		1,020,000	1,104,150
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		5,515,000	5,721,813
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		2,045,000	1,909,652
JC Penney Co., Inc. debs. 7 1/8s, 2023		5,260,000	5,707,100
JC Penney Co., Inc. notes 9s, 2012		2,260,000	2,683,750
JC Penney Co., Inc. notes 8s, 2010		175,000	192,500
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012		3,100,000	3,394,500
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,956,000	4,894,050
KB Home company guaranty 5 7/8s, 2015		1,995,000	1,979,343
KB Home sr. notes 5 3/4s, 2014		2,850,000	2,824,629
Levi Strauss & Co. sr. notes 12 1/4s, 2012		2,534,000	2,768,395
Levi Strauss & Co. sr. notes 9 3/4s, 2015		5,326,000	5,286,055
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		4,282,000	4,496,100
Meritage Homes Corp. company guaranty 6 1/4s, 2015		1,680,000	1,562,400
Meritage Homes Corp. sr. notes 7s, 2014		1,410,000	1,378,275
Meritor Automotive, Inc. notes 6.8s, 2009		4,820,000	4,771,800
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		3,970,000	4,406,700
MGM Mirage, Inc. company guaranty 6s, 2009		6,691,000	6,724,455
Mirage Resorts, Inc. debs. 7 1/4s, 2017		1,395,000	1,436,850
Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		3,308,000	3,473,400
Owens Corning notes 7 1/2s, 2006 (In default) (NON)		3,686,000	2,690,780
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		2,940,000	3,145,800
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		2,615,000	2,869,963
Park Place Entertainment Corp. sr. notes 7s, 2013		3,265,000	3,624,150
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		4,800,000	5,358,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		2,992,000	3,111,680
PRIMEDIA, Inc. sr. notes 8s, 2013		4,752,000	4,763,880
R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013		2,775,000	2,830,500
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		2,985,000	3,470,063
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		2,795,000	2,836,925
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		3,175,000	3,615,531
Russell Corp. company guaranty 9 1/4s, 2010		4,460,000	4,716,450
Saks, Inc. company guaranty 7s, 2013		7,501,000	7,501,000
Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		4,989,000	5,038,890
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		5,165,000	5,216,650
Standard Pacific Corp. sr. notes 7 3/4s, 2013		3,035,000	3,156,400
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012		4,880,000	5,502,200
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		3,920,000	4,361,000
Station Casinos, Inc. sr. notes 6s, 2012		3,250,000	3,298,750
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		3,910,000	4,017,525
Teksid Aluminum 144A company guaranty 11 3/8s, 2011 (Luxembourg)	EUR	625,000	618,868
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		$3,370,000	3,386,850
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		2,601,000	2,939,130
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		4,655,000	4,329,150
Toys R Us, Inc. notes 7 5/8s, 2011		2,945,000	2,702,038
United Auto Group, Inc. company guaranty 9 5/8s, 2012		4,100,000	4,376,750
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		5,840,000	5,548,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		5,055,000	3,772,294
WCI Communities, Inc. company guaranty 10 5/8s, 2011		1,490,000	1,609,200
William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011		3,023,000	3,415,023
WRC Media Corp. sr. sub. notes 12 3/4s, 2009		4,185,000	4,430,869
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014		4,605,000	4,478,363

			260,616,799

Consumer Staples (3.3%)

Affinity Group, Inc. sr. sub. notes 10 7/8s, 2012		3,515,000	3,400,763
Affinity Group, Inc. sr. sub. notes 9s, 2012		4,155,000	4,206,938
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		4,360,000	3,869,500
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)(PIK)		762,800	162,476
Brand Services, Inc. company guaranty 12s, 2012		4,700,000	5,029,000
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		3,350,000	3,283,000
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)		3,070,000	1,772,925
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)		3,435,000	2,275,688
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011		2,875,000	2,149,063
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009		6,603,000	5,100,818
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		6,807,000	4,935,075
Church & Dwight Co., Inc. company guaranty 6s, 2012		3,512,000	3,547,120
Cinemark USA, Inc. sr. sub. notes 9s, 2013		1,450,000	1,489,875
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)		4,560,000	3,032,400
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		2,520,000	2,690,100
CSC Holdings, Inc. debs. 7 5/8s, 2018		5,994,000	5,784,210
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		5,005,000	4,704,700
Dean Foods Co. sr. notes 6 5/8s, 2009		6,920,000	7,231,400
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		3,605,000	3,965,500
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		2,780,000	2,835,600
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)		11,641,000	58,205
Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007		5,730,000	5,572,425
Echostar DBS Corp. company guaranty 6 5/8s, 2014		17,310,000	17,093,625
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		3,785,000	3,520,050
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		2,620,000	2,705,150
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		3,150,000	3,110,625
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)		3,216,000	3,489,360
Paxson Communications Corp. company guaranty 10 3/4s, 2008		2,500,000	2,462,500
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		5,175,000	4,631,625
Playtex Products, Inc. company guaranty 9 3/8s, 2011		5,134,000	5,403,535
Playtex Products, Inc. sec. notes 8s, 2011		2,893,000	3,091,894
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		3,465,000	3,594,938
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		3,366,000	3,677,355
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		5,810,000	5,490,450
Sbarro, Inc. company guaranty 11s, 2009		5,071,000	5,096,355
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		1,760,000	1,817,200
Six Flags, Inc. sr. notes 9 5/8s, 2014		4,830,000	4,516,050
Young Broadcasting, Inc. company guaranty 10s, 2011		3,474,000	3,300,300
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		2,745,000	2,429,325

			152,527,118

Energy (3.7%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013		9,515,000	9,824,238
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)		3,265,000	3,493,550
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		3,264,000	3,255,840
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)		2,465,000	2,458,838
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	6,034,938
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	3,933,950
Dresser, Inc. company guaranty 9 3/8s, 2011		5,260,000	5,536,150
Exco Resources, Inc. company guaranty 7 1/4s, 2011		5,425,000	5,425,000
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	4,112,325
Forest Oil Corp. sr. notes 8s, 2008		1,065,000	1,139,550
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)		2,210,000	2,710,013
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		4,610,000	4,391,025
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014		4,355,000	4,409,438
Key Energy Services, Inc. sr. notes 6 3/8s, 2013		3,225,000	3,225,000
Massey Energy Co. sr. notes 6 5/8s, 2010		5,565,000	5,731,950
Nak Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)		7,400,000	7,770,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011		3,940,000	4,314,300
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,650,000	2,775,875
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		3,232,000	3,118,880
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		3,618,419	3,848,703
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014		2,625,000	2,733,281
Peabody Energy Corp. sr. notes 5 7/8s, 2016		5,820,000	5,820,000
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		5,988,250	6,583,482
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022		4,295,000	5,229,163
Pemex Project Funding Master Trust company guaranty Ser. REGS, 9 1/2s, 2027		9,008,000	11,632,030
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015		7,695,000	7,660,373
Petroleum Geo-Services notes 10s, 2010 (Norway)		4,290,000	4,804,800
Petronas Capital, Ltd. company guaranty 7 7/8s, 2022 (Malaysia)		5,435,000	6,902,450
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		3,505,000	3,750,350
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		4,424,000	4,800,040
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		4,365,000	4,637,813
Pride International, Inc. sr. notes 7 3/8s, 2014		6,145,000	6,744,138
Seabulk International, Inc. company guaranty 9 1/2s, 2013		4,065,000	4,568,044
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		4,320,000	4,017,600
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		1,240,000	1,339,200
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		935,000	986,425

			169,718,752

Financial (1.6%)

Bosphorus Financial Services, Ltd. 144A sec. FRN 5.068s, 2012 (Cayman Islands)		13,230,000	13,226,375
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		2,440,000	2,494,900
Liberty Mutual Insurance 144A notes 7.697s, 2097		10,000,000	11,039,540
UBS Luxembourg SA for Sberbank sub. notes 6.23s, 2015 (Luxembourg)		14,750,000	14,952,813
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		13,530,000	13,699,125
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		11,445,000	12,475,050
Western Financial Bank sub. debs. 9 5/8s, 2012		3,360,000	3,645,600

			71,533,403

Health Care (2.5%)

AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		2,582,000	2,843,428
AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		3,190,000	3,465,138
Ardent Health Services, Inc. sr. sub. notes 10s, 2013		6,750,000	8,159,063
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		1,203,000	1,224,053
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		2,760,000	2,808,300
DaVita, Inc. 144A sr. notes 6 5/8s, 2013		1,230,000	1,269,975
DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		2,460,000	2,527,650
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014		3,820,000	3,791,350
HCA, Inc. debs. 7.19s, 2015		1,135,000	1,224,867
HCA, Inc. notes 8.36s, 2024		1,930,000	2,158,406
HCA, Inc. notes 7.69s, 2025		2,030,000	2,174,893
HCA, Inc. notes 6 3/8s, 2015		2,185,000	2,267,173
HCA, Inc. notes 6 1/4s, 2013		4,639,000	4,741,582
HCA, Inc. notes 5 3/4s, 2014		1,985,000	1,976,234
Healthsouth Corp. notes 7 5/8s, 2012		7,120,000	6,924,200
Healthsouth Corp. sr. notes 8 3/8s, 2011		1,570,000	1,558,225
Healthsouth Corp. sr. notes 7s, 2008		1,315,000	1,321,575
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		3,295,000	3,113,775
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		5,150,000	2,678,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		4,560,000	4,514,400
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009		5,183,000	5,714,258
Service Corp. International debs. 7 7/8s, 2013		465,000	501,038
Service Corp. International notes Ser. *, 7.7s, 2009		1,725,000	1,845,750
Service Corp. International 144A sr. notes 6 3/4s, 2016		3,737,000	3,821,083
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		3,922,000	3,882,780
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,680,000	2,646,500
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		8,505,000	9,121,613
Triad Hospitals, Inc. sr. notes 7s, 2012		5,810,000	6,056,925
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		1,456,000	1,496,040
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		3,685,000	3,721,850
US Oncology, Inc. company guaranty 9s, 2012		3,170,000	3,391,900
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		4,221,000	4,558,680
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		2,840,000	3,266,000
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		1,350,000	1,356,750
Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)		1,339,000	1,389,279

			113,512,733

Technology (0.7%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		3,595,000	3,541,075
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014		8,583,000	9,226,725
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,833,000	5,002,155
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)		81,000	68,850
SCG Holding Corp. 144A notes zero %, 2011		2,505,000	3,757,500
Xerox Corp. notes Ser. MTN, 7.2s, 2016		1,165,000	1,258,200
Xerox Corp. sr. notes 7 5/8s, 2013		7,475,000	8,044,969

			30,899,474

Transportation (0.2%)

American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011		3,485,000	3,310,750
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		5,235,000	3,978,600
NWA Trust sr. notes Ser. A, 9 1/4s, 2012		1,587,692	1,611,508
Travelcenters of America, Inc. company guaranty 12 3/4s, 2009		930,000	1,013,700

			9,914,558

Utilities & Power (2.8%)

AES Corp. (The) sr. notes 8 7/8s, 2011		361,000	402,515
AES Corp. (The) sr. notes 8 3/4s, 2008		196,000	210,700
AES Corp. (The) 144A sec. notes 9s, 2015		4,036,000	4,520,320
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		3,250,000	3,623,750
Allegheny Energy Supply 144A bonds 8 1/4s, 2012		3,152,000	3,530,240
Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007		2,195,000	2,414,500
ANR Pipeline Co. debs. 9 5/8s, 2021		1,572,000	1,992,933
CMS Energy Corp. sr. notes 8.9s, 2008		3,580,000	3,893,250
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,316,875
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015		3,195,000	3,149,896
DPL, Inc. sr. notes 6 7/8s, 2011		4,275,000	4,617,000
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		8,889,000	10,044,570
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,533,824
El Paso Production Holding Co. company guaranty 7 3/4s, 2013		5,263,000	5,618,253
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014		3,632,000	3,504,880
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		5,601,000	6,273,120
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		4,402,000	5,227,375
Monongahela Power Co. 1st mtge. 6.7s, 2014		2,885,000	3,256,444
Northwest Pipeline Corp. company guaranty 8 1/8s, 2010		3,381,000	3,668,385
Northwestern Corp. 144A sr. sec. notes 5 7/8s, 2014		2,525,000	2,588,125
NRG Energy, Inc. 144A sr. sec. notes 8s, 2013		7,809,000	8,238,495
Orion Power Holdings, Inc. sr. notes 12s, 2010		5,195,000	6,221,013
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		3,895,000	4,021,588
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		3,346,000	3,492,608
Teco Energy, Inc. notes 7.2s, 2011		1,165,000	1,264,025
Teco Energy, Inc. notes 7s, 2012		3,215,000	3,472,200
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015		221,000	234,260
Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	530,828
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		1,052,000	1,165,252
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014		4,890,000	5,146,725
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		745,000	820,431
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		4,309,000	4,438,270
Utilicorp United, Inc. sr. notes 9.95s, 2011		2,715,000	2,945,775
Veolia Environnement sr. unsub. notes Ser. EMTN, 5 3/8s, 2018 (France)	EUR	3,125,000	4,342,669
Williams Cos., Inc. (The) notes 8 3/4s, 2032		$3,790,000	4,552,738
Williams Cos., Inc. (The) notes 7 5/8s, 2019		3,475,000	3,909,375
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)		1,475,235	123,035

			126,306,242

Total corporate bonds and notes (cost $1,179,846,968)			$1,204,979,384

FOREIGN GOVERNMENT BONDS AND NOTES (18.9%)(a)
		Principal amount	Value

Argentina (Republic of) notes 3.97s, 2033		$2,141,121	$1,970,901
Brazil (Federal Republic of) bonds 10 1/2s, 2014		24,360,000	28,805,700
Brazil (Federal Republic of) bonds 8 7/8s, 2019		17,760,000	18,736,800
Brazil (Federal Republic of) bonds 8 1/4s, 2034		7,130,000	6,933,925
Brazil (Federal Republic of) notes 11s, 2012		17,335,000	20,541,975
Brazil (Federal Republic of) notes 8 3/4s, 2025		6,710,000	6,871,040
Bulgaria (Republic of) 144A bonds 8 1/4s, 2015		7,073,000	8,851,860
Canada (Government of) bonds 5 1/2s, 2010	CAD	9,650,000	8,655,447
Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007	CAD	8,915,000	7,871,701
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,543,165
China Development Bank notes 4 3/4s, 2014 (China)		$2,045,000	2,064,086
Colombia (Republic of) bonds 10 3/8s, 2033		2,650,000	3,160,125
Colombia (Republic of) notes 10s, 2012		12,795,000	14,874,188
Dominican (Republic of) notes 9.04s, 2018		3,510,000	3,650,400
Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 8s (9s, 8/15/05), 2030 (STP)		5,775,000	4,851,000
El Salvador (Republic of) notes 7.65s, 2035		5,680,000	5,623,200
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	28,692,336
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	31,428,060
France (Government of) bonds 4s, 2013	EUR	32,000,000	41,660,568
France (Government of) bonds 4s, 2009	EUR	6,430,000	8,289,443
France (Government of) bonds 3 1/2s, 2015	EUR	122,324,000	152,663,471
Germany (Federal Republic of) bonds 5s, 2012	EUR	9,780,000	13,413,236
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	29,920,000	38,355,031
Greece (Hellenic Republic of) bonds 3 1/2s, 2008	EUR	8,050,000	10,072,915
Indonesia (Republic of) FRN 3.813s, 2006		$1,300,000	1,287,000
Indonesia (Republic of) 144A notes 7 1/4s, 2015		14,965,000	15,039,825
Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014		915,000	908,138
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	68,313,006
Peru (Republic of) bonds 8 3/8s, 2016		$9,155,000	10,267,333
Philippines (Republic of) bonds 9 1/2s, 2030		2,570,000	2,622,685
Philippines (Republic of) bonds 9 1/2s, 2024		17,470,000	18,780,250
Philippines (Republic of) bonds 8 3/8s, 2011		5,025,000	5,213,438
Philippines (Republic of) 144A sr. sub. notes 3.2s, 2005	JPY	580,000,000	5,240,365
Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)		$33,065,000	36,867,475
Russia (Federation of) 144A unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)		12,391,875	13,816,941
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,167,713
South Africa (Republic of) notes 7 3/8s, 2012		8,725,000	9,990,125
South Africa (Republic of) notes 6 1/2s, 2014		10,050,000	11,170,575
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	20,645,078
Sweden (Government of) bonds Ser. 3101, 4s, 2008	SEK	226,060,000	36,457,087
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	35,727,435
United Mexican States bonds Ser. MTN, 8.3s, 2031		$32,975,000	40,724,125
United Mexican States notes 6 5/8s, 2015 (S)		24,960,000	27,368,640
Uruguay (Republic of) notes 9 1/4s, 2017		1,405,000	1,496,325
Venezuela (Republic of) bonds 9 1/4s, 2027		14,385,000	15,068,288
Venezuela (Republic of) notes 10 3/4s, 2013		1,395,000	1,632,150
Venezuela (Republic of) notes 7.65s, 2025		3,540,000	3,159,450
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		6,315,000	5,872,950

Total foreign government bonds and notes (cost $817,139,674)			$864,416,970

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.9%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (14.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6 1/2s, with due dates from December 1, 2023 to April 1, 2035		$70,613,941	$73,186,522
5 1/2s, with due dates from March 1, 2014 to May 1, 2020		69,483,007	71,416,608
Federal National Mortgage Association Pass-Through Certificates
8s, April 1, 2027		4,154	4,511
7s, with due dates from July 1, 2031 to April 1, 2034		64,622	68,307
6 1/2s, with due dates from December 1, 2023 to March 1, 2035		8,697,171	9,042,223
6 1/2s, with due dates from February 1, 2010 to November 1, 2017		77,631	80,618
5 1/2s, with due dates from January 1, 2032 to July 1, 2035		146,291,071	148,507,224
5 1/2s, with due dates from November 1, 2008 to May 1, 2020		27,134,660	27,906,730
5 1/2s, TBA, July 1, 2035		48,600,000	49,260,659
5s, with due dates from January 1, 2019 to February 1, 2020		730,775	740,052
5s, TBA, July 1, 2035		4,000,000	3,999,688
4 1/2s, with due dates from August 1, 2033 to June 1, 2034		14,646,062	14,343,953
4 1/2s, TBA, July 1, 2020		282,940,000	281,657,942
4s, May 1, 2019		855,944	839,628

Total U.S. government and agency mortgage obligations (cost $677,675,482)			681,054,665

U.S. TREASURY OBLIGATIONS (14.9%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016		$37,950,000	$49,767,865
6 1/4s, May 15, 2030		225,772,000	294,138,584
6 1/4s, August 15, 2023		77,090,000	96,097,503
U.S. Treasury Notes
4 3/8s, May 15, 2007		49,000	49,647
4 1/4s, August 15, 2014		1,500,000	1,536,094
4 1/4s, August 15, 2013		74,905,000	76,801,033
3 5/8s, May 15, 2013		22,000,000	21,725,000
3 1/4s, August 15, 2008		100,342,000	99,095,562
U.S. Treasury Strip zero %, November 15, 2024		98,235,000	42,297,172

Total U.S. treasury obligations (cost $622,830,883)			$681,508,460

ASSET-BACKED SECURITIES (11.5%)(a)
		Principal amount	Value

Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033		$39,917	$39,878
ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		933,084	935,417
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		264,353	264,353
Ser. 04-2N, Class N1, 4 1/2s, 2034		952,633	950,698
Ser. 04-4N, Class Note, 5s, 2034		787,645	787,645
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012		4,320,000	4,331,664
Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034 (Cayman Islands)		1,770,000	1,628,400
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)		101,058	101,310
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	3,101,247
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,840,101
Argent NIM Trust 144A Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)		104,947	106,029
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)		1,266,000	1,265,994
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		827,777	827,777
Ser. 04-AHL1, Class Note, 5.6s, 2033		345,968	345,955
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		1,118,920	1,120,385
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)		118,000	108,759
Ser. 04-HE1, Class N2, 8s, 2034		1,909,000	1,854,811
Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.96s, 2033		2,212,635	2,215,919
Bank of America Alternative Loan Trust Ser. 03-11, Class 15, Interest only (IO), 0.351s, 2019		29,307,449	274,757
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4 1/4s, 2011		3,310,000	3,373,614
Bayview Financial Acquisition Trust Ser. 03-F, Class A, IO, 4s, 2006		1,309,091	27,131
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006		94,392,277	1,597,552
Bayview Financial Asset Trust 144A Ser. 03-Z, Class AIO1, IO, 0.426s, 2005		36,448,830	47,292
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		66,276	66,276
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		1,199,327	1,193,143
Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)		794,311	794,311
Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman Islands)		617,000	616,036
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		558,088	558,088
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		1,206,900	1,206,900
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 6.564s, 2034		1,703,000	1,742,914
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		1,189,784	844,572
Ser. 00-A, Class A4, 8.29s, 2030		4,439,183	3,594,351
Ser. 99-B, Class A3, 7.18s, 2015		8,637,131	6,345,592
Ser. 99-B, Class A4, 7.3s, 2016		5,830,931	4,349,589
CARSS Finance Limited Partnership 144A FRN Ser. 04-A, Class B2, 4.17s, 2011		825,679	828,963
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA
Class B3, 6.57s, 2011 (Cayman Islands)		1,018,712	1,027,467
Class B4, 8.72s, 2011 (Cayman Islands)		845,742	857,701
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.3s, 2010		3,730,000	3,811,083
CHEC NIM Ltd., 144A Ser. 04-2
Class N1, 4.45s, 2034 (Cayman Islands)		1,277,277	1,277,203
Class N2, 8s, 2034 (Cayman Islands)		687,000	683,077
Class N3, 8s, 2034 (Cayman Islands)		422,000	362,920
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 4.61s, 2033		2,391,000	956,400
Ser. 00-2, Class A4, 8.48s, 2030		1,658,709	1,657,057
Ser. 00-4, Class A4, 7.73s, 2031		11,007,778	10,765,607
Ser. 00-4, Class A5, 7.97s, 2032		1,762,000	1,517,128
Ser. 00-4, Class A6, 8.31s, 2032		26,321,000	23,269,409
Ser. 00-6, Class A5, 7.27s, 2032		722,000	690,220
Ser. 00-6, Class M2, 8.2s, 2032		2,775,683	277,568
Ser. 01-4, Class A4, 7.36s, 2033		2,000,000	2,052,372
Ser. 01-1, Class A5, 6.99s, 2032		15,259,000	14,523,450
Ser. 01-3, Class A3, 5.79s, 2033		104,000	105,985
Ser. 01-3, Class A4, 6.91s, 2033		23,474,000	23,438,601
Ser. 01-3, Class M2, 7.44s, 2033		1,900,000	313,500
Ser. 01-4, Class B1, 9.4s, 2033		3,326,620	449,094
Ser. 02-1, Class A, 6.681s, 2033		11,745,045	12,235,048
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 5.444s, 2007		4,668,000	4,740,573
Countrywide Asset Backed Certificates 144A
Ser. 04-1NIM, Class Note, 6s, 2034		294,914	295,946
Ser. 04-6N, Class N1, 6 1/4s, 2035		6,394,794	6,418,774
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		993,170	993,791
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.983s, 2035		75,014,582	2,156,669
Countrywide Home Loans 144A Ser. 03-R4, Class 1A, Principal only (PO), zero %, 2034		100,273	76,614
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		3,427,000	3,474,635
Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 12.1s, 2015		1,365,000	1,409,363
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.701s, 2039		13,100,002	13,777,518
First Consumers Master Trust FRN Ser. 01-A, Class A, 3.53s, 2008		2,285,167	2,266,600
First Franklin Mortgage Loan NIM Trust 144A
Ser. 03-FF3A, Class A, 6 3/4s, 2033		116,220	116,650
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		1,176,049	1,175,971
Fort Point CDO, Ltd. FRN Ser. 03-2A, Class A2, 4.38s, 2038		1,229,000	1,242,150
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		1,189,997	1,186,308
Ser. 04-3, Class B, 7 1/2s, 2034		400,551	384,048
Ser. 04-A, Class Note, 4 3/4s, 2034		672,654	670,300
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)		1,471,000	1,545,240
G-Star, Ltd. 144A FRN Ser. 02-2A, Class BFL, 5.314s, 2037 (Cayman Islands)		614,000	642,839
Granite Mortgages PLC FRB
Ser. 02-1, Class 1C, 4.445s, 2042 (United Kingdom)		3,300,000	3,351,810
Ser. 02-2, Class 1C, 4.395s, 2043 (United Kingdom)		370,000	375,920
Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	13,247,538
Ser. 03-2, Class 3C, 6.489s, 2043 (United Kingdom)	GBP	7,560,000	14,025,958
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$2,813,202	2,125,321
Ser. 94-6, Class B2, 9s, 2020		6,599,774	5,663,550
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,699,507
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,232,692
Ser. 95-F, Class B2, 7.1s, 2021		1,237,741	1,242,770
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,631,386
Ser. 99-3, Class A5, 6.16s, 2031		574,017	582,807
Ser. 99-5, Class A5, 7.86s, 2030		30,084,000	27,209,506
Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025		919,077	918,863
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		16,996,843	16,702,849
Ser. 99-5, Class A4, 7.59s, 2028		623,088	651,638
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		9,693,000	9,562,692
GSAMP Trust 144A
Ser. 03-HE1N, Class Note, 7 1/4s, 2033		42,252	42,269
Ser. 04-FM1N, Class Note, 5 1/4s, 2033		192,112	191,920
Ser. 04-HE1N, Class N1, 5s, 2034		767,444	765,986
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		6,073,900	6,072,686
Ser. 04-NIM1, Class N2, zero %, 2034		3,884,000	2,854,740
Ser. 04-NIM2, Class N, 4 7/8s, 2034		6,393,669	6,364,258
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		632,757	632,251
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.153s, 2032		2,190,161	10,266
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class E, 5.114s, 2030 (Cayman Islands)		2,377,000	2,363,640
Holmes Financing PLC FRB
Ser. 8, Class 2C, 3.861s, 2040 (United Kingdom)		1,938,000	1,947,085
Ser. 4, Class 3C, 4.441s, 2040 (United Kingdom)		2,320,000	2,349,696
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		281,007	281,007
Ser. 03-7N, Class A, 5 1/4s, 2034		225,100	224,396
Ser. 04-5N, Class A, 5 1/4s, 2034		449,233	449,233
Ser. 05-6N, Class A, 5 1/4s, 2035		2,585,309	2,578,845
LNR CDO, Ltd. 144A FRB
Ser. 02-1A, Class FFL, 6.05s, 2037 (Cayman Islands)		7,500,000	7,505,250
Ser. 03-1A, Class EFL, 6.3s, 2036 (Cayman Islands)		11,120,000	11,987,360
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		590,885	590,885
Ser. 04-5, Class Note, 5s, 2034		1,142,059	1,144,572
Long Beach Mortgage Loan Trust Ser. 04-3
Class S1, IO, 4 1/2s, 2006		15,279,257	714,305
Class S2, IO, 4 1/2s, 2006		6,833,740	319,477
Lothian Mortgages PLC 144A FRN Ser. 3A, Class D, 5.731s, 2039 (United Kingdom)	GBP	6,500,000	11,649,300
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 6.564s, 2032		$6,357,565	3,115,207
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034		1,058,000	1,044,775
Ser. 04-HE1A, Class Note, 5.191s, 2034		947,278	950,120
MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.4s, 2010		3,730,000	3,801,506
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034		128,850	128,850
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		630,760	630,563
Ser. 04-HE1N, Class N1, 5s, 2006		578,602	574,986
Ser. 04-WM2N, Class N1, 4 1/2s, 2005		42,798	42,625
Ser. 04-WM3N, Class N1, 4 1/2s, 2005		88,528	88,141
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,397,650	1,460,872
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 6.514s, 2034		1,597,000	1,645,918
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		154,000	153,197
Ser. 04-HB2, Class E, 5s, 2012		1,297,000	1,249,424
Morgan Stanley Dean Witter Capital I FRB
Ser. 01-NC3, Class B1, 5.764s, 2031		985,893	986,075
Ser. 01-NC4, Class B1, 5.814s, 2032		76,926	76,972
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 6.32s, 2038 (Cayman Islands)		2,000,000	2,045,000
Neon Capital, Ltd. 144A limited recourse sec. notes
Ser. 94, 1.105s, 2013 (Cayman Islands) (F) (g)		2,649,208	3,368,789
Ser. 95, 2.319s, 2013 (Cayman Islands) (F) (g)		2,028,770	781,606
Ser. 96, 1.686s, 2013 (Cayman Islands) (F) (g)		4,330,907	2,865,934
Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		20,169,472	4,304,004
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033		350,173	350,720
Novastar NIM Trust 144A
Ser. 04-N1, Class Note, 4.458s, 2034		166,831	166,831
Ser. 04-N2, Class Note, 4.458s, 2034		72,849	72,849
Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A1, 5.16s, 2012		945,950	520,773
Ser. 01-C, Class A2, 5.92s, 2017		10,557,487	6,268,529
Ser. 01-C, Class A4, 7.405s, 2030		4,978,421	3,306,866
Ser. 01-D, Class A4, 6.93s, 2031		199,890	156,384
Ser. 01-E, Class A2, 5.05s, 2019		9,352,334	7,387,217
Ser. 02-A, Class A2, 5.01s, 2020		894,006	738,972
Ser. 02-B, Class A4, 7.09s, 2032		3,244,000	2,992,155
Ser. 02-C, Class A1, 5.41s, 2032		15,605,305	13,884,258
Ser. 99-B, Class A4, 6.99s, 2026		10,556,729	9,479,762
Ser. 99-D, Class A1, 7.84s, 2029		9,458,066	8,941,088
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		1,057,870	1,001,962
Ocean Star PLC 144A FRB Ser. 04-A, Class E, 9 3/4s, 2018 (Ireland)		3,643,000	3,643,000
Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 11.39s, 2016		1,245,000	1,316,588
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 03-5, Class Note, 6.9s, 2033		6,946	6,981
Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)		542,000	544,060
Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL, 8.59s, 2012		219,760	220,223
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s, 2034		774,000	701,244
Permanent Financing PLC FRB
Ser. 1, Class 3C, 4.579s, 2042 (United Kingdom)		2,390,000	2,412,944
Ser. 3, Class 3C, 4.529s, 2042 (United Kingdom)		3,300,000	3,361,489
Ser. 6, Class 3C, 5.54s, 2042 (United Kingdom)	GBP	6,492,000	11,679,175
Providian Gateway Master Trust
FRN Ser. 04-EA, Class E, 6.22s, 2011		$6,550,000	6,460,031
Ser. 02, Class B, PO, zero %, 2006		10,606,000	10,325,157
Providian Gateway Master Trust 144A FRN Ser. 04-BA, Class D, 4.62s, 2010		220,000	221,694
Residential Asset Mortgage Products, Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s, 2005		11,035,637	1,581
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		2,369,642	2,360,386
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.766s, 2038 (United Kingdom)		950,000	1,681,308
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		1,167,223	1,188,744
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		1,071,604	1,080,820
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		331,872	335,058
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)		125,569	126,436
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		193,394	194,536
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		57,370	57,691
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		360,828	354,766
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		276,198	277,634
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		422,880	418,736
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		118,722	119,493
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		311,767	311,861
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		628,920	622,756
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		2,815,665	2,816,509
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		1,796,045	1,796,405
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		1,816,786	1,817,149
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		120,000	119,520
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)		58,532	58,421
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		339,402	339,062
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		101,338	98,724
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		1,222,195	1,222,562
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		1,319,758	1,303,789
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		1,230,513	1,227,191
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		1,883,626	847,632
Ser. 05-WF1A, Class A, 4 3/4s, 2035		3,206,775	3,214,150
Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033		1,217	1,217
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		316,032	316,032
Ser. 03-TC1N, Class N, 7.45s, 2033		51,602	51,602
Ser. 04-HE2N, Class NA, 5.43s, 2034		512,846	511,564
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.43s, 2038 (Cayman Islands)		2,070,000	2,075,382
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)		330,710	333,620
Ser. 03-BC8, Class A, IO, 6s, 2005		1,319,327	12,050
Ser. 04-1, Class A, IO, 6s, 2005		74,533,073	309,785
Structured Asset Securities Corp. Ser. 98-RF3, Class A, IO, 6.1s, 2028		541,026	66,276
TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)		3,688,000	3,621,917
TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037 (Cayman Islands)		2,403,000	2,327,286
Wells Fargo Home Equity Trust Ser. 04-1, Class A, IO, 6s, 2005		1,283,918	18,116
Wells Fargo Home Equity Trust 144A Ser. 04-2
Class N1, 4.45s, 2034 (Cayman Islands)		3,946,865	3,946,631
Class N2, 8s, 2034 (Cayman Islands)		1,608,000	1,559,760
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010		3,222,319	3,225,889
Ser. 04-1, Class D, 5.6s, 2011		3,251,000	3,243,888

Total asset-backed securities (cost $530,623,074)			$527,485,987

SENIOR LOANS (7.7%)(a)(c)
		Principal amount	Value

Basic Materials (0.6%)

Graphic Packaging Corp. bank term loan FRN Ser. C, 5.5063s, 2010		$403,734	$409,453
Hercules, Inc. bank term loan FRN Ser. B, 4.8715s, 2010		4,110,127	4,145,063
Huntsman Corp. bank term loan FRN Ser. B, 6.12s, 2010		423,182	424,372
Innophos, Inc. bank term loan FRN 5.3611s, 2010		1,939,701	1,950,209
Koch Cellulose, LLC bank term loan FRN Ser. B, 5.09s, 2011		2,085,044	2,101,551
Koch Cellulose, LLC bank term loan FRN Ser. C, 4.6s, 2011		501,881	505,854
Mosaic Co. (The) bank term loan FRN Ser. B, 4.7679s, 2012		1,397,250	1,406,420
Nalco Co. bank term loan FRN Ser. B, 5.0265s, 2010		1,915,592	1,944,027
Novelis, Inc. bank term loan FRN 4.96s, 2012 (Canada)		237,149	239,520
Novelis, Inc. bank term loan FRN Ser. B, 4.96s, 2012 (Canada)		411,890	416,009
PQ Corp. bank term loan FRN Ser. B, 5 1/8s, 2012		1,596,000	1,607,970
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 5.43s, 2012		5,000,000	5,063,540
SGL Carbon AG bank term loan FRN 5.9909s, 2009 (Germany)		1,175,438	1,181,315
Smurfit-Stone Container Corp. bank term loan FRN 2.77s, 2010		271,070	274,572
Smurfit-Stone Container Corp. bank term loan FRN Ser. B, 4.8535s, 2011		2,615,932	2,649,286
Smurfit-Stone Container Corp. bank term loan FRN Ser. C, 4.9997s, 2011		804,902	815,165
St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.0925s, 2009		985,000	990,541

			26,124,867

Capital Goods (1.0%)

AGCO Corp. bank term loan FRN 4.8239s, 2008		1,369,750	1,374,030
Allied Waste Industries, Inc. bank term loan FRN Ser. A, 2.01s, 2012		2,021,049	2,024,699
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 5.1489s, 2012		5,295,021	5,304,049
Amsted Industries, Inc. bank term loan FRN 5.909s, 2010		1,445,151	1,459,603
Ashtead Group PLC bank term loan FRN Ser. B, 5.5625s, 2009 (United Kingdom)		2,400,000	2,419,999
Communications & Power, Inc. bank term loan FRN 5 3/8s, 2010		2,341,696	2,372,918
Decrane Aircraft Holdings Co. bank term loan FRN 12s, 2008 (PIK)		2,273,196	2,273,196
Enersys Capital, Inc. bank term loan FRN Ser. B, 5.2449s, 2011		1,498,116	1,516,842
Flowserve Corp. bank term loan FRN Ser. C, 5.8349s, 2009		602,285	609,562
Graham Corp. bank term loan FRN Ser. B, 5.6352s, 2011		997,494	1,010,586
Hexcel Corp. bank term loan FRN Ser. B, 5.2392s, 2012		4,892,222	4,928,914
Invensys, PLC bank term loan FRN Ser. B-1, 6.8813s, 2009 (United Kingdom)		804,146	816,208
Mueller Group, Inc. bank term loan FRN 5.7789s, 2011		4,788,789	4,812,733
Owens-Illinois, Inc. bank term loan FRN Ser. B, 5.87s, 2008		394,214	397,007
Polypore, Inc. bank term loan FRN 5.35s, 2011		500,000	501,667
Rexnord Corp. bank term loan FRN Ser. B, 5.543s, 2009		500,000	503,542
Roper Industries, Inc. bank term loan FRN Ser. A, 4 1/4s, 2009		2,762,107	2,767,861
Solo Cup Co. bank term loan FRN 5.078s, 2011		1,012,187	1,020,032
Standard Aero Holdings, Inc. bank term loan FRN Ser. B, 5.3548s, 2012		830,769	841,154
Terex Corp. bank term loan FRN 4.89s, 2009		1,240,565	1,253,488
Terex Corp. bank term loan FRN Ser. C, 5.39s, 2009		5,145,966	5,203,858
Titan Corp. (The) bank term loan FRN Ser. B, 5.7373s, 2009		800,000	804,334
Transdigm, Inc. bank term loan FRN Ser. C, 5.3s, 2010		3,340,853	3,372,174

			47,588,456

Communication Services (0.7%)

Alaska Communications Systems Group, Inc. bank term loan FRN Ser. B, 5.0925s, 2012		1,000,000	1,006,500
Consolidated Communications Holdings bank term loan FRN Ser. C, 5.6633s, 2012		3,209,375	3,225,422
Consolidated Communications Holdings bank term loan FRN Ser. D, 5.064s, 2011		320,476	322,079
Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.1725s, 2012		4,500,000	4,543,875
Hawaiian Telecom Communications bank term loan FRN Ser. B, 7 1/4s, 2012		1,000,000	1,009,375
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 4.8425s, 2011 (Bermuda)		4,872,708	4,908,035
Iowa Telecommunications Service bank term loan FRN Ser. B, 5.0838s, 2011		450,000	453,656
PanAmSat Corp. bank term loan FRN Ser. B1, 5.31s, 2010		2,265,708	2,298,939
Qwest Communications International, Inc. bank term loan FRN Ser. A, 7.39s, 2007		552,500	568,816
SBA Communications Corp. bank term loan FRN Ser. C, 5.549s, 2008		3,479,215	3,496,611
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.0589s, 2012		3,396,424	3,396,424
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan FRN Ser. B, 5.0747s, 2012		4,606,000	4,658,536

			29,888,268

Consumer Cyclicals (1.6%)

Adams Outdoor Advertising, LP bank term loan FRN Ser. B, 5.15s, 2012		1,389,579	1,405,792
American Media Operations bank term loan FRN Ser. C, 5 7/8s, 2007		574,519	579,546
Boise Cascade Corp. bank term loan FRN Ser. D, 4.9688s, 2011		1,825,490	1,847,294
Coinmach Corp. bank term loan FRN Ser. B, 6 1/8s, 2009		1,063,996	1,075,966
Corrections Corporation of America bank term loan FRN Ser. E, 4.9091s, 2008		48,426	48,789
Custom Building Products bank term loan FRN Ser. B, 5.37s, 2011		798,000	800,993
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B, 4.7784s, 2010		3,007,519	3,028,403
Federal Mogul Corp. bank term loan FRN Ser. A, 5.31s, 2006		525,000	466,594
Federal Mogul Corp. bank term loan FRN Ser. B, 5.56s, 2006		975,000	870,188
Goodyear Tire & Rubber Co. (The) bank term loan FRN 5.89s, 2010		1,295,000	1,292,225
Hayes Lemmerz International, Inc. bank term loan FRN 6.4926s, 2009		1,007,600	1,013,898
Jostens IH Corp. bank term loan FRN Ser. C, 5.19s, 2010		3,716,000	3,765,545
Journal Register Co. bank term loan FRN Ser. B, 4.6613s, 2012		3,200,000	3,208,000
Lamar Media Corp. bank term loan FRN Ser. D, 5.0622s, 2010		972,889	982,131
Landsource, Inc. bank term loan FRN Ser. B, 5 5/8s, 2010		2,900,000	2,903,625
Masonite International Corp. bank term loan FRN Ser. B, 5.2085s, 2013 (Canada)		2,827,404	2,821,122
Masonite International Corp. bank term loan FRN 5.2085s, 2013 (Canada)		2,822,596	2,816,324
Movie Gallery, Inc. bank term loan FRN Ser. B, 6.14s, 2011		2,900,000	2,929,000
NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.4146s, 2010		858,066	864,501
Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.34s, 2011		2,992,462	3,005,554
Penn National Gaming, Inc. bank term loan FRN Ser. B, 5.12s, 2012		1,100,000	1,114,732
PRIMEDIA, Inc. bank term loan FRN Ser. B, 5 7/8s, 2009		657,448	656,901
R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 4.8571s, 2009		1,367,964	1,376,980
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 4.8023s, 2011		2,851,777	2,877,623
Raycom Media, Inc. bank term loan FRN Ser. B, 5 1/8s, 2012		1,300,000	1,306,500
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B, 5.56s, 2012		5,596,211	5,663,365
Sealy Mattress Co. bank term loan FRN Ser. D, 5.0005s, 2012		1,302,462	1,307,347
TransWestern Publishing/TWP Cap bank term loan FRN 4.5625s, 2011		2,700,000	2,705,908
TransWestern Publishing/TWP Cap bank term loan FRN Ser. B, 5.464s, 2011		961,775	963,879
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 5.59s, 2012		1,125,000	1,136,250
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012 (U)		1,125,000	1,136,250
TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010		3,877,470	3,885,085
TRW Automotive, Inc. bank term loan FRN Ser. E, 4.9375s, 2010		1,496,250	1,498,120
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 4.81s, 2011		6,571,282	6,631,127
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 4.314s, 2011 (U)		1,354,904	1,363,372
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 4.87s, 2012		800,000	810,000
WRC Media Corp. bank term loan FRN 8.0644s, 2009		1,127,500	1,124,681

			71,283,610

Consumer Staples (1.6%)

Affinity Group Holdings bank term loan FRN Ser. B1, 6.1842s, 2009		242,532	244,351
Affinity Group Holdings bank term loan FRN Ser. B2, 6.12s, 2009		606,330	610,877
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.1484s, 2009		715,802	718,934
Century Cable Holdings bank term loan FRN 8s, 2009		6,280,000	6,203,742
Charter PLC bank term loan FRN Ser. B, 6.4398s, 2011 (United Kingdom)		4,898,788	4,863,796
Cinemark, Inc. bank term loan FRN Ser. C, 5.1786s, 2011		2,824,375	2,857,327
Constellation Brands, Inc. bank term loan FRN Ser. B, 4.9913s, 2011		4,740,506	4,781,985
DirecTV Holdings, LLC bank term loan FRN Ser. B, 4.59s, 2013		3,733,333	3,744,223
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.4367s, 2012		1,674,553	1,685,019
Domino's, Inc. bank term loan FRN 4 7/8s, 2010		1,696,650	1,716,798
Emmis Communications Corp. bank term loan FRN Ser. B, 4.84s, 2010		797,995	803,758
Freedom Communications, Inc. bank term loan FRN Ser. B, 6 1/2s, 2012		1,862,903	1,865,698
Frontier Vision bank term loan FRN Ser. B, 7.275s, 2006		150,000	150,094
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5 3/4s, 2009		1,668,875	1,684,312
Itron, Inc. bank term loan FRN 5.0138s, 2010		230,338	231,202
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 5.4997s, 2011		4,473,731	4,535,245
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 5.4137s, 2011		3,459,405	3,467,334
Mediacom Communications Corp. bank term loan FRN Ser. B, 5.2607s, 2012		2,238,750	2,259,389
MGM Studios, Inc. bank term loan FRN Ser. B, 5.38s, 2011		4,400,000	4,412,650
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 7 3/4s, 2010		4,085,000	4,033,206
Pinnacle Foods Holding Corp. bank term loan FRN 6.3489s, 2010		2,225,606	2,232,561
Prestige Brands, Inc. bank term loan FRN Ser. B, 5.3847s, 2011		1,994,962	2,013,250
Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.8425s, 2010		5,074,307	5,114,481
Roundy's bank term loan FRN Ser. B, 5.0753s, 2009		567,110	571,363
Six Flags, Inc. bank term loan FRN Ser. B, 5.8897s, 2009		3,011,359	3,042,099
Sun Media Corp. bank term loan FRN Ser. B, 5.19s, 2009 (Canada)		385,865	389,884
Universal City Development bank term loan FRN Ser. B, 5.2221s, 2011		6,069,500	6,120,077
Warner Music Group bank term loan FRN Ser. B, 4.9267s, 2011		1,934,307	1,945,187
Young Broadcasting, Inc. bank term loan FRN Ser. B, 5.6381s, 2012		2,200,000	2,218,333

			74,517,175

Energy (0.3%)

Belden and Blake Corp. bank term loan FRN 5.7583s, 2011		1,696,250	1,696,250
Dresser, Inc. bank term loan FRN 6.91s, 2010		1,230,000	1,251,525
Dresser, Inc. bank term loan FRN Ser. C, 5.6s, 2009		464,223	469,252
Dresser-Rand Group, Inc. bank term loan FRN Ser. B, 5.368s, 2011		1,240,510	1,257,180
Kerr-McGee Corp. bank term loan FRN Ser. B, 5.79s, 2011		2,200,000	2,232,388
Magellan Midstream Holdings bank term loan FRN Ser. B, 5.09s, 2011		2,470,072	2,470,072
Trico Marine Services, Inc. bank term loan FRN 8.3s, 2010		1,874,536	1,874,536
Universal Compression, Inc. bank term loan FRN Ser. B, 4.85s, 2012		2,942,625	2,976,651

			14,227,854

Financial (0.3%)

Fidelity National Information Solutions bank term loan FRN Ser. B, 4.84s, 2013		4,393,750	4,373,156
General Growth Properties, Inc. bank term loan FRN Ser. B, 5.34s, 2008 (R)		4,619,280	4,651,260
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 5 3/8s, 2011		2,045,304	2,059,366
Maguire Properties, Inc. bank term loan FRN Ser. B, 4.84s, 2010 (R)		4,877,778	4,902,167

			15,985,949

Health Care (0.9%)

Alderwoods Group, Inc. bank term loan FRN 5.2763s, 2009 (Canada)		700,000	707,875
Beverly Enterprises, Inc. bank term loan FRN 5.6486s, 2008		3,057,876	3,065,520
Community Health Systems, Inc. bank term loan FRN Ser. B, 4.64s, 2011		5,383,330	5,436,044
Concentra bank term loan FRN 6.0085s, 2009		1,449,877	1,460,751
DaVita, Inc. bank term loan FRN Ser. B, 5.37s, 2012		3,900,000	3,947,533
Express Scripts, Inc. bank term loan FRN Ser. B, 4.7679s, 2010		4,723,558	4,758,985
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.5925s, 2011		811,800	817,128
Hanger Orthopedic Group, Inc. bank term loan FRN 6.5925s, 2009		786,000	791,895
Healthsouth Corp. bank term loan FRN 5.59s, 2010		2,737,500	2,767,443
Healthsouth Corp. bank term loan FRN 2.87s, 2010		738,690	746,770
IASIS Healthcare Corp. bank term loan FRN Ser. B, 5.3699s, 2011		1,196,977	1,209,589
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.85s, 2011		1,450,953	1,463,649
LifePoint, Inc. bank term loan FRN Ser. B, 4.715s, 2012		4,702,500	4,703,676
Stewart Enterprises, Inc. bank term loan FRN Ser. B, 4.6399s, 2011		682,323	685,734
Vanguard Health Systems bank term loan FRN Ser. B, 6.34s, 2011		997,487	1,011,826
Veterinary Centers of America bank term loan FRN Ser. B, 4 3/4s, 2011		900,000	902,250
VWR International, Inc. bank term loan FRN Ser. B, 5.65s, 2011		1,975,287	1,987,632
Warner Chilcott Corp. bank term loan FRN Ser. B, 5.9013s, 2012		1,663,834	1,665,914
Warner Chilcott Corp. bank term loan FRN Ser. B, 5.901s, 2012 (U)		16,562	16,607
Warner Chilcott Corp. bank term loan FRN Ser. C, 5.84s, 2012		670,444	671,282
Warner Chilcott Corp. bank term loan FRN Ser. D, 5.84s, 2012		309,726	313,598
Warner Chilcott Corp. bank term loan FRN Ser. DD, 5.314s, 2012 (U)		82,808	82,911

			39,214,612

Technology (0.3%)

AMI Semiconductor, Inc. bank term loan FRN 4.5813s, 2012		3,990,000	4,004,963
Iron Mountain, Inc. bank term loan FRN Ser. C, 4.6875s, 2011		990,000	995,445
ON Semiconductor Corp. bank term loan FRN Ser. G, 6 1/8s, 2011		1,994,987	2,015,562
Seagate Technology Hdd Holdings bank term loan FRN 5 1/8s, 2007 (Cayman Islands)		2,131,911	2,155,006
Seagate Technology Hdd Holdings bank term loan FRN Ser. B, 5 1/8s, 2007 (Cayman Islands)		852,705	861,942
UGS Corp. bank term loan FRN Ser. C, 5.09s, 2012		4,043,098	4,078,475

			14,111,393

Transportation (0.1%)

Kansas City Southern Railway Co. bank term loan FRN Ser. B, 4.8099s, 2008		2,985,000	3,020,447
Pacer International, Inc. bank term loan FRN 5.2297s, 2010		752,500	758,144
Rail America, Inc. bank term loan FRN Ser. B, 5.3125s, 2011		890,449	901,579
Rail America, Inc. bank term loan FRN Ser. B, 5.3125s, 2011		105,261	106,576

			4,786,746

Utilities & Power (0.3%)

Dynegy, Inc. bank term loan FRN Ser. B, 7.09s, 2010		811,800	815,047
El Paso Corp. bank term loan FRN Ser. B, 5 7/8s, 2009		6,105,840	6,140,185
El Paso Corp. bank term loan FRN Ser. C, 5.62s, 2009		1,725,000	1,733,625
NRG Energy, Inc. bank term loan FRN 2.9925s, 2011		1,203,125	1,211,396
NRG Energy, Inc. bank term loan FRN Ser. B, 5.2532s, 2011		1,539,141	1,549,722
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 5.59s, 2007		1,820,532	1,836,462

			13,286,437

Total senior loans (cost $351,438,033)			$351,015,367

COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A Ser. 01-1
Class J, 6 1/8s, 2036		$1,170,000	$1,171,211
Class K, 6 1/8s, 2036		2,633,000	2,015,043
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.16s, 2014		1,090,000	1,090,061
FRB Ser. 02-FL2A, Class K1, 5.66s, 2014		399,575	400,512
FRB Ser. 05-BOCA, Class M, 5.32s, 2016		1,097,000	1,102,396
FRB Ser. 05-BOCA, Class L, 4.92s, 2016		1,052,000	1,055,703
FRB Ser. 05-BOCA, Class K, 4.57s, 2016		655,000	657,312
FRB Ser. 05-BOCA, Class J, 4.32s, 2016		212,000	212,449
FRB Ser. 05-BOCA, Class H, 4.17s, 2016		504,000	505,069
Ser. 03-BBA2, Class X1A, IO, 0.718s, 2015		8,356,931	23,971
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.453s, 2032		1,174,000	1,403,031
Bear Stearns Commercial Mortgage Securitization Corp. 144A Ser. 04-ESA, Class K, 5.716s, 2016		3,000,000	3,000,000
Broadgate Financing PLC FRB Ser. D, 5.766s, 2023 (United Kingdom)	GBP	3,114,350	5,566,468
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO, 0.915s, 2017		$116,039,071	2,302,650
Commercial Mortgage Pass-Through Certificates 144A Ser. 01-FL4A, Class D, 4.07s, 2013		5,555,000	5,555,000
Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033		3,310,500	3,447,058
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033		14,703,000	15,647,873
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.22s, 2014		2,934,000	2,925,515
FRB Ser. 05-TFLA, Class L, 5.07s, 2020		4,911,000	4,910,985
FRB Ser. 05-TFLA, Class K, 4.52s, 2020		1,310,000	1,309,996
Ser. 98-C1, Class F, 6s, 2040		7,396,000	6,047,502
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	1,991,094
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 1.061s, 2031		213,599,109	4,856,043
DLJ Commercial Mortgage Corp. Ser. 98-CF2
Class B4, 6.04s, 2031		2,235,111	2,245,380
Class B5, 5.95s, 2031		7,128,872	5,147,651
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1
Class B2, 8.16s, 2030		1,974,000	1,184,400
Class B1, 7.91s, 2030		1,948,000	2,077,555
European Loan Conduit FRN Ser. 6X, Class E, 6.683s, 2010 (United Kingdom)	GBP	2,643,178	4,782,105
European Loan Conduit 144A FRN Ser. 6A, Class F, 7.183s, 2010 (United Kingdom)	GBP	984,468	1,785,537
Fannie Mae
IFB Ser. 98-51, Class SG, IO, 24.12s, 2022		$605,085	300,513
IFB Ser. 02-36, Class SJ, 11.839s, 2029		1,845,617	1,908,379
IFB Ser. 96-40, Class SD, IO, 11.615s, 2022		179,727	3,595
IFB Ser. 03-87, Class SP, 9.585s, 2032		233,486	235,711
IFB Ser. 02-36, Class QH, IO, 4.736s, 2029		3,998,855	117,658
Ser. 92-15, Class L, IO, 10.38s, 2022		3,362	31,493
Ser. 03-W6, Class PT1, 9.43s, 2042		167,599	182,748
Ser. 04-W8, Class 3A, 7 1/2s, 2044		4,160,351	4,467,161
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		3,446,644	3,705,620
Ser. 03-W4, Class 4A, 7 1/2s, 2042		1,166,970	1,245,576
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		2,227,325	2,383,839
Ser. 02-T19, Class A3, 7 1/2s, 2042		392,406	419,959
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		414,089	443,404
Ser. 02-W6, Class 2A, 7 1/2s, 2042		542,093	579,211
Ser. 02-T12, Class A3, 7 1/2s, 2042		569,133	608,124
Ser. 02-W1, Class 2A, 7 1/2s, 2042		6,374	6,775
Ser. 02-14, Class A2, 7 1/2s, 2042		25,111	26,833
Ser. 01-T10, Class A2, 7 1/2s, 2041		2,379,668	2,537,315
Ser. 02-T4, Class A3, 7 1/2s, 2041		687,781	733,575
Ser. 01-T8, Class A1, 7 1/2s, 2041		39,731	42,298
Ser. 01-T7, Class A1, 7 1/2s, 2041		10,155,493	10,801,427
Ser. 01-T3, Class A1, 7 1/2s, 2040		1,473,236	1,567,856
Ser. 01-T1, Class A1, 7 1/2s, 2040		4,656,015	4,967,040
Ser. 99-T2, Class A1, 7 1/2s, 2039		1,799,103	1,923,806
Ser. 00-T6, Class A1, 7 1/2s, 2030		882,845	938,997
Ser. 02-W7, Class A5, 7 1/2s, 2029		1,952,858	2,089,054
Ser. 01-T4, Class A1, 7 1/2s, 2028		11,648,764	12,515,458
Ser. 02-W3, Class A5, 7 1/2s, 2028		12,516	13,374
Ser. 93-80, Class S, FRN, 6.791s, 2023		392,347	391,311
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036		330,013	20,197
Ser. 04-78, Class HI, IO, 6s, 2034		1,296,727	240,705
Ser. 03-135, IO, 6s, 2033		450,651	66,753
Ser. 03-58, Class ID, IO, 6s, 2033		6,030,548	931,117
Ser. 03-22, IO, 6s, 2033		5,252,962	811,689
Ser. 03-26, Class IG, IO, 6s, 2033		5,161,315	671,148
Ser. 328, Class 2, IO, 6s, 2032		1,201,840	196,650
Ser. 322, Class 2, IO, 6s, 2032		4,681,478	773,069
Ser. 318, Class 2, IO, 6s, 2032		5,942,735	979,488
Ser. 350, Class 2, IO, 5 1/2s, 2034		9,961,493	1,713,614
Ser. 338, Class 2, IO, 5 1/2s, 2033		34,772,995	6,111,361
Ser. 333, Class 2, IO, 5 1/2s, 2033		10,507,342	1,851,455
Ser. 329, Class 2, IO, 5 1/2s, 2033		31,575,045	5,535,411
Ser. 331, Class 1, IO, 5 1/2s, 2032		758,388	119,684
Ser. 03-30, Class PI, IO, 5 1/2s, 2029		4,172,925	291,412
Ser. 03-86, Class IB, IO, 5 1/2s, 2028		3,126,491	107,473
Ser. 03-8, Class IP, IO, 5 1/2s, 2028		210,707	8,574
Ser. 03-37, Class IC, IO, 5 1/2s, 2027		16,392,486	1,385,673
Ser. 03-6, Class IB, IO, 5 1/2s, 2022		2,824,297	18,571
Ser. 03-118, Class S, IO, 4.786s, 2033		11,853,849	1,177,976
Ser. 343, Class 25, IO, 4 1/2s, 2018		606,656	82,952
Ser. 03-W10, Class 3, IO, 1.942s, 2043		2,093,970	97,500
Ser. 03-W10, Class 1A, IO, 1.468s, 2043		58,558,631	1,134,573
Ser. 03-W10, Class 3A, IO, 1.448s, 2043		71,533,365	1,475,376
Ser. 03-W17, Class 12, IO, 1.156s, 2033		35,288,300	1,003,127
Ser. 01-T1, Class 1, IO, 0.819s, 2040		1,866,426	30,913
Ser. 00-T6, IO, 0.763s, 2030		33,369,118	479,681
Ser. 02-T18, IO, 0.521s, 2042		96,259,288	1,144,077
Ser. 02-W8, Class 1, IO, 0.364s, 2042		50,152,382	438,833
Ser. 352, Class 1, PO, zero %, 2034		1,622,932	1,359,345
Ser. 99-51, Class N, PO, zero %, 2029		706,878	605,595
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. 212, IO, 6s, 2031		242,278	38,278
Ser. T-58, Class 4A, 7 1/2s, 2043		76,503	81,698
Ser. T-42, Class A5, 7 1/2s, 2042		986,752	1,053,812
Ser. T-41, Class 3A, 7 1/2s, 2032		1,910,634	2,035,837
Ser. T-57, Class 1AX, IO, 0.448s, 2043		29,243,900	282,258
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.511s, 2020		60,338,268	3,891,333
First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035		3,121,100	2,045,296
Freddie Mac
IFB Ser. 2771, Class SV, 15.955s, 2034		447,989	538,201
IFB Ser. 2763, Class SC, 15.72s, 2032		8,018,334	9,133,192
IFB Ser. 2828, Class GI, IO, 4.28s, 2034		616,731	77,745
IFB Ser. 2869, Class JS, IO, 4.03s, 2034		1,615,089	141,885
IFB Ser. 2882, Class SL, IO, 3.98s, 2034		320,968	32,678
IFB Ser. 2737, Class SQ, IO, 3.88s, 2034		566,999	38,646
Ser. 2728, IO, 6s, 2032		1,581,022	186,758
Ser. 216, IO, 6s, 2032		16,992,541	2,715,767
Ser. 226, IO, 5 1/2s, 2034		7,995,779	1,438,716
Ser. 223, IO, 5 1/2s, 2032		1,942,664	324,170
Ser. 2515, Class IG, IO, 5 1/2s, 2032		10,684,436	2,090,590
Ser. 2626, Class IK, IO, 5 1/2s, 2030		5,857,770	847,152
Ser. 2590, Class IH, IO, 5 1/2s, 2028		5,463,961	846,914
Ser. 2833, Class IK, IO, 5 1/2s, 2023		2,661,572	301,022
Ser. 2553, Class IJ, IO, 5 1/2s, 2020		713,717	6,746
Ser. 2852, Class WI, IO, 5s, 2019		293,370	48,773
Ser. 2852, Class VS, IO, 3.74s, 2034		3,785,937	95,284
Ser. 2696, PO, zero %, 2033		417,038	346,106
Ser. 215, PO, zero %, 2031		902,785	822,036
Ser. 2235, PO, zero %, 2030		1,961,736	1,719,585
Ser. 2191, Class MO, PO, zero %, 2027		419,011	400,988
Ser. 1208, Class F, PO, zero %, 2022		683,905	563,529
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1
Class G, 6.131s, 2033		4,588,975	4,226,803
Class H, 6.131s, 2033		2,837,147	1,830,736
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		4,134,628	3,346,671
Government National Mortgage Association
IFB Ser. 04-86, Class SW, IO, 3.49s, 2034		856,015	53,879
Ser. 97-13, Class PI, IO, 8s, 2027		426,589	86,186
Ser. 96-16, Class S, IO, 5 1/4s, 2010		7,405,416	508,651
Ser. 01-43, Class SJ, IO, 4.34s, 2029		498,829	1,715
Ser. 99-31, Class MP, PO, zero %, 2029		87,685	77,864
Ser. 98-2, Class EA, PO, zero %, 2028		641,118	548,556
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.47s, 2015		1,843,461	1,853,830
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,910,776
Ser. 98-C4, Class J, 5.6s, 2035		7,070,000	5,234,286
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB Ser. 03-LLFA, Class L, 6.966s, 2014		4,196,208	4,074,088
Mach One Commercial Mortgage Trust 144A Ser. 04-1A
Class J, 5.45s, 2040		4,511,500	3,799,176
Class K, 5.45s, 2040		1,653,000	1,376,316
Class L, 5.45s, 2040		752,500	562,288
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.53s, 2028		39,716,482	1,619,688
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO, 8.054s, 2037		8,368,680	3,560,939
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.345s, 2028		275,000	279,287
Ser. 04-RR, Class F7, 6s, 2039		13,869,752	10,013,543
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.10s, 2030		2,378,284	2,552,070
Ser. 97-MC2, Class X, IO, 1.465s, 2012		25,512,447	521,851
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.818s, 2042 (United Kingdom)		973,000	973,000
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		880,000	845,918
Quick Star PLC FRN Class 1-D, 5.831s, 2011 (United Kingdom)	GBP	3,180,032	5,699,253
QUIZNOS 144A Ser. 05-1, 7.3s, 2025		$5,090,408	5,108,493
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015		19,319,045	329,254
Starwood Asset Receivables Trust 144A FRB Ser. 03-1A
Class F, 4.414s, 2022		2,468,179	2,469,660
Class E, 4.364s, 2022		3,131,502	3,133,381
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,133,704
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,213,170
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,217,525
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,059,205
Titan Europe PLC 144A FRN Ser. 04-2A
Class D, 3.044s, 2014 (Ireland)	EUR	2,846,000	3,445,083
Class C, 2.634s, 2014 (Ireland)	EUR	3,577,000	4,329,959
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 6.52s, 2018		$3,292,000	3,259,541

Total collateralized mortgage obligations (cost $297,122,269)			$284,873,012

BRADY BONDS (0.5%)(a)
		Principal amount	Value

Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012		$8,461,874	$8,134,399
Brazil (Federal Republic of) FRB Ser. RG, 4.313s, 2012		5,089,477	4,892,514
Peru (Republic of) coll. FLIRB Ser. 20YR, 4 1/2s, 2017		5,588,550	5,225,294
Peru (Republic of) FRB Ser. 20 YR, 5s, 2017		4,925,750	4,654,834

Total brady bonds (cost $20,778,488)			$22,907,041

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Lear Corp. cv. company guaranty zero %, 2022		$4,318,000	$1,937,703
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023		1,950,000	2,500,875

Total convertible bonds and notes (cost $4,279,164)			$4,438,578

SHORT-TERM INVESTMENTS (6.3%)(a)
		Principal amount/Shares	Value

Putnam Prime Money Market Fund (e)		259,400,181	$259,400,181
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.59% and due dates ranging from July 1, 2005 to August 17, 2005 (d)		$25,588,056	25,578,180
U.S. Treasury Bill zero %, August 04, 2005 (SEG)		5,400,000	5,384,644

Total short-term investments (cost $290,363,005)			$290,363,005

TOTAL INVESTMENTS
Total investments (cost $4,792,097,040) (b)			$4,913,042,469

Putnam Diversified Income Trust
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $556,668,564) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$263,071,210	$264,360,415	7/20/05	$(1,289,205)
British Pound	64,021,088	64,880,388	9/21/05	(859,300)
Canadian Dollar	18,419,058	17,879,748	7/20/05	539,310
Danish Krone	6,356,326	6,457,532	9/21/05	(101,206)
Euro	35,046,653	35,236,310	9/21/05	(189,657)
Japanese Yen	104,916,502	110,081,802	8/17/05	(5,165,300)
Korean Won	933,633	963,999	8/17/05	(30,366)
Norwegian Krone	14,988,790	15,298,823	9/21/05	(310,033)
Polish Zloty	4,039,466	4,048,075	9/21/05	(8,609)
Singapore Dollar	37,587	38,324	8/17/05	(737)
Swiss Franc	23,191,634	23,645,919	9/21/05	(454,285)
Taiwan Dollar	13,463,469	13,777,229	8/17/05	(313,760)

Total forward currency contracts to buy				$(8,183,148)

Putnam Diversified Income Trust
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $903,180,674) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,185,709	$26,132,741	7/20/05	$(52,968)
British Pound	27,507,130	27,939,848	9/21/05	432,718
Canadian Dollar	157,840,587	156,471,131	7/20/05	(1,369,456)
Euro	475,203,407	480,975,494	9/21/05	5,772,087
Japanese Yen	34,577,407	35,188,029	8/17/05	610,622
New Zealand Dollar	228,917	240,628	7/20/05	11,711
Swedish Krona	135,091,081	141,139,278	9/21/05	6,048,197
Swiss Franc	34,817,149	35,093,525	9/21/05	276,376

Total forward currency contracts to sell				$11,729,287

Putnam Diversified Income Trust
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	50	$11,999,375	Jun-06	$(7,500)
Euro 90 day (Long)	18	4,320,450	Mar-06	(6,525)
Euro 90 day (Long)	2,230	536,036,250	Sep-05	(553,982)
Euro 90 day (Short)	2,158	518,081,850	Dec-05	505,243
Euro-Bobl 5 yr (Long)	465	65,091,726	Sep-05	370,089
Euro-Bund 10 yr (Short)	1,123	167,884,833	Sep-05	(1,288,329)
Interest Rate Swap 10 yr (Long)	149	16,818,375	Sep-05	18,560
Japanese Government Bond 10 yr - Mini (Long)	265	33,790,550	Sep-05	111,463
Japanese Government Bond 10 yr - TSE (Short)	52	66,273,129	Sep-05	(194,091)
U.K. Gilt 10 yr (Long)	153	31,306,192	Sep-05	309,398
U.S. Treasury Bond 20 yr (Short)	2,004	237,975,000	Sep-05	(4,675,220)
U.S. Treasury Note 10 yr (Long)	1,512	171,564,750	Sep-05	1,046,788
U.S. Treasury Note 5 yr (Short)	670	72,956,719	Sep-05	(262,239)
U.S. Treasury Note 2 yr (Short)	726	150,781,125	Sep-05	(147,814)

Total futures contracts outstanding				$(4,774,159)

Putnam Diversified Income Trust
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $100,051,764) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, July 1, 2020	$69,483,000	7/19/05	$71,290,642
FNMA, 5 1/2s, July 1, 2020	24,400,000	7/19/05	25,040,500
FNMA, 5s, July 1, 2035	4,000,000	7/14/05	3,999,688

Total TBA sale commitments outstanding			$100,330,830

Putnam Diversified Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	$132,900,000	1/26/06	$986,895

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	44,236,000	12/5/05	260,612

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	42,000,000	1/27/14	(698,419)

Agreement with Credit Suisse First Boston International dated May 18, 2005 to pay semi-annually the notional amount multiplied by 4.6325% and receive quarterly the notional amount multiplied by the three month GBP-LIBOR-BBA.	GBP 160,000,000	5/18/07	(1,305,903)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	$42,918,600	7/9/14	(2,709,037)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	37,886,000	7/9/06	(105,351)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.7756%.	21,693,259	8/2/22	3,529,704

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and pay quarterly the notional amount multiplied by 5.86%.	24,344,349	8/2/32	(5,035,804)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	43,565,000	8/1/22	7,456,655

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.919%.	48,888,992	8/1/32	(10,543,709)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	21,693,259	8/12/22	3,035,476

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.689%.	24,344,349	8/12/32	(4,331,526)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	210,000,000	5/10/07	(541,496)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	113,000,000	5/10/15	3,256,956

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	49,000,000	5/10/35	(3,348,663)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	132,900,000	1/26/06	1,002,812

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	68,727,000	12/15/13	1,809,502

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	42,000,000	1/26/14	(716,105)

Agreement with Lehman Brothers Special Financing, Inc. dated July 19, 2002 to receive semi-annually the notional amount multiplied by 5.114% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA adjusted by a specified spread.	35,000,000	7/23/12	2,477,841

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to receive semi-annually the notional amount multiplied by 5.7756% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	21,693,259	8/2/22	3,589,626

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	21,082,941	8/2/12	(1,539,337)

Agreement with Merrill Lynch Capital Services, Inc. dated February 16, 2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by 2.5645%.	EUR 337,100,000	2/19/07	(3,460,069)

Agreement with Merrill Lynch Capital Services, Inc. dated June 9, 2005 to pay semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and receive semi-annually the notional amount multiplied by 1.7275%.	JPY 9,500,000,000	6/14/20	621,944

Agreement with Merrill Lynch Capital Services, Inc. dated September 27, 2002 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually the notional amount multiplied by 0.399%.	JPY 16,727,000,000	10/1/07	(992,913)

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	$43,565,000	8/1/22	7,684,888

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.204%.	42,339,343	8/1/12	(3,192,463)

Agreement with Merrill Lynch Capital Services, Inc. dated October 27, 2000 to receive semi-annually the notional amount multiplied by 6.74% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	33,300,000	10/31/05	542,759

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	21,693,259	8/12/22	3,147,231

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 4.94%.	21,082,941	8/13/12	(1,229,190)

Agreement with Morgan Stanley Capital Services, Inc. dated May 15, 2002 to receive semi-annually the notional amount multiplied by 5.7775% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	15,000,000	5/17/12	1,424,148

Agreement with Morgan Stanley Capital Services, Inc. dated September 28, 2000 to pay semi-annually the notional amount multiplied by 6.94% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,000,000	10/2/10	(279,037)

Agreement with UBS AG dated April 4, 2005 to pay quarterly the notional amount multiplied by 2.61% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR 542,000,000	4/6/07	(5,902,167)

Total interest rate swap contracts outstanding			$(5,104,140)

Putnam Diversified Income Trust

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation

Agreement with Lehman Brothers Special Financing, Inc. dated October 9, 2003 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Lehman Brothers U.S. High Yield Index and pay semi-annually the notional amount multiplied by the six month USD-LIBOR adjusted by a specified spread.	$11,383,152	5/1/06	$327,785

Putnam Diversified Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	$6,435,000	$77,733

Agreement with Bank of America, N.A. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	12,870,000	171,062

Agreement with Citigroup Financial Products, Inc. effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	560,520
Agreement with Citigroup Financial Products, Inc. effective April 28, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 201 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	705,632

Agreement with Citigroup Financial Products, Inc. effective June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	15,801,390	(132,573)

Agreement with Citigroup Financial Products, Inc. effective June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 677.5 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	15,961,000	(132,654)

Agreement with Citigroup Financial Products, Inc. effective June 14, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 619 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	9,557,000	(474,877)

Agreement with Deutsche Bank AG effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	529,663

Agreement with Goldman Sachs Capital Markets, L.P. effective April 1, 2005, maturing on December 20, 2009, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 138 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index 25-35% tranche.	6,546,000	184,608

Agreement with Goldman Sachs Capital Markets, L.P. effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	6,435,000	38,032

Agreement with Goldman Sachs Capital Markets, L.P. effective June 17, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 640 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	15,961,000	(605,937)

Agreement with Goldman Sachs Capital Markets, L.P. effective June 22, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 656 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	15,879,000	(428,896)

Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	29,930,000	(374,682)

Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	5,986,000	320,469

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,064,556	64,477

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	8,516,444	409,820

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	3,193,667	133,815

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	4,258,222	190,632

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	2,129,110	66,742

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	8,516,444	201,643

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,064,556	10,568

Agreement with JPMorgan Chase Bank, N.A. effective June 22, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	15,720,210	3,297

Agreement with JPMorgan Chase Bank, N.A. effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	15,732,090	(55,608)

Agreement with Lehman Brothers Special Financing, Inc. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	6,435,000	89,053

Agreement with Lehman Brothers Special Financing, Inc. effective April 18, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 194 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,000,000	169,007

Agreement with Lehman Brothers Special Financing, Inc. effective June 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	9,461,430	(33,205)

Agreement with Lehman Brothers Special Financing, Inc. effective June 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	15,801,390	(36,194)

Agreement with Lehman Brothers Special Financing, Inc. effective March 24, 2005, maturing on December 20, 2009, to receive quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 3 Index.	6,546,000	139,280

Agreement with Merrill Lynch International effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	8,118,000	107,599

Agreement with Morgan Stanley Capital Services, Inc. effective June 23, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 660 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	15,891,000	(323,429)

Agreement with Morgan Stanley Capital Services, Inc. effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	150,675,000	(1,621,217)

Agreement with Morgan Stanley Capital Services, Inc. effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	30,135,000	1,600,075

Total credit default contracts outstanding		$1,554,455

	NOTES
(a)	Percentages indicated are based on net assets of $4,573,638,881.

(b)

The aggregate identified cost on a tax basis is $4,796,010,118, resulting in gross unrealized appreciation and depreciation of $197,544,096 and $80,511,745, respectively, or net unrealized appreciation of $117,032,351.

(c)

Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at June 30, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at June 30, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At June 30, 2005, the value of securities loaned amounted to $25,051,617.  The fund received cash collateral of $25,578,180 which is pooled with collateral of other Putnam funds into 27 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $6,952,108 for the period ended June 30, 2005.  During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $2,101,162,239 and $2,189,780,975, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(U)

A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements.  The total market value of the unfunded loan commitments at June 30, 2005 was 0.06% of net assets.

	At June 30, 2005, liquid assets totaling $492,771,994 have been designated as collateral for open forward commitments and open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	TBA after the name of a security represents to be announced securities.

	FLIRB represents Front Loaded Interest Reduction Bond.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2005.

The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Brazil	1.9%
	Canada	1.5
	Cayman Islands	2.4
	France	5.9
	Germany	1.3
	Ireland	1.8
	Luxembourg	1.0
	Mexico	1.4
	Philippines	0.7
	Russia	1.2
	Sweden	1.5
	United Kingdom	2.1
	United States	73.6
	Venezuela	0.5
	Other	3.2

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

	Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

	Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.  The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

-----------------------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

----------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005